Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Entity File Number	333-253466
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	Ayr Wellness Inc.
Entity Incorporation, State or Country Code	A1
Entity Address, Country	CA
Entity Primary SIC Number	2833
Entity Tax Identification Number	98-1500584
Entity Address, Address Line One	2601 South Bayshore Drive
Entity Address, Address Line Two	Suite 900
Entity Address, State or Province	FL
Entity Address, City or Town	Miami
Entity Address, Postal Zip Code	33133
Local Phone Number	574-3860
Entity Central Index Key	0001847462
City Area Code	949
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Annual Information Form	true
ICFR Auditor Attestation Flag	false
Audited Annual Financial Statements	true
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Auditor Name	Marcum LLP
Auditor Firm ID	688
Amendment Flag	false
Auditor Location	New York, NY
Subordinate Voting Shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	56,337,175
Multiple Voting Shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	3,696,486
Business Contact [Member]
Entity Information [Line Items]
Entity Address, Address Line One	1015 15th Street N.W
Entity Address, Address Line Two	Suite 1000
Entity Address, State or Province	DC
Entity Address, City or Town	Washington
Entity Address, Postal Zip Code	20005
Local Phone Number	572-3133
Contact Personnel Name	C T Corporation System
City Area Code	202